Convertible Notes Payable (Schedule of Convertible Notes Payable) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Debt Instrument [Line Items]
Less: discount on noncurrent convertible notes payable	$ (955,723)	$ (139,153)
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	Vista View Ventures Inc.
Convertible note payable, original principal amount	1,118,979
Total convertible notes payable	1,026,474	167,075
Less: discount on noncurrent convertible notes payable	(955,723)	(139,153)
Long-term convertible notes payable, net of discount	70,751	27,922
Interest rate, annual	10.00%
Convertible Debt [Member] | March 2013 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	167,075
Total convertible notes payable		167,075
Debt conversion, price per share	$ 0.02
Interest rate, annual	10.00%
Issuance date	Mar. 31, 2013
Maturity date	Mar. 31, 2015
Convertible Debt [Member] | October 2013 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	516,920
Total convertible notes payable	424,415
Debt conversion, price per share	$ 0.02
Interest rate, annual	10.00%
Issuance date	Oct. 31, 2013
Maturity date	Oct. 31, 2015
Convertible Debt [Member] | November 2013 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	83,265
Total convertible notes payable	83,265
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Nov. 30, 2013
Maturity date	Nov. 30, 2015
Convertible Debt [Member] | January 2014 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	117,719
Total convertible notes payable	117,719
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Jan. 01, 2014
Maturity date	Jan. 01, 2016
Convertible Debt [Member] | July 2014 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	401,075
Total convertible notes payable	$ 401,075
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Jul. 31, 2014
Maturity date	Jul. 31, 2016